Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	May 31, 2023	Nov. 30, 2022
Cost, beginning balance	$ 7,463,200	$ 7,463,200
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		7,463,200
Accumulated amortization, beginning balance	6,675,149	6,469,091
Depreciation	81,291	206,058
Accumulated amortization, ending balance	6,756,440	6,675,149
Property and equipment, net	706,760	788,051
Computer Equipment
Cost, beginning balance	631,334	631,334
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		631,334
Accumulated amortization, beginning balance	584,962	565,088
Depreciation	6,972	19,874
Accumulated amortization, ending balance	591,934	584,962
Property and equipment, net	39,400	46,372
Computer Software
Cost, beginning balance	156,059	156,059
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		156,059
Accumulated amortization, beginning balance	155,424	154,500
Depreciation	214	924
Accumulated amortization, ending balance	155,638	155,424
Property and equipment, net	421	635
Furniture and Fixtures
Cost, beginning balance	172,498	172,498
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		172,498
Accumulated amortization, beginning balance	155,292	150,991
Depreciation	14,095	4,301
Accumulated amortization, ending balance	169,387	155,292
Property and equipment, net	3,111	17,206
Laboratory Equipment
Cost, beginning balance	5,061,857	5,061,857
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		5,061,857
Accumulated amortization, beginning balance	4,338,019	4,157,060
Depreciation	60,010	180,959
Accumulated amortization, ending balance	4,398,029	4,338,019
Property and equipment, net	663,828	723,838
Leasehold Improvements
Cost, beginning balance	1,441,452	1,441,452
Impairment of asset		0
Impairment of asset		0
Cost, ending balance		1,441,452
Accumulated amortization, beginning balance	1,441,452	1,441,452
Depreciation	0	0
Accumulated amortization, ending balance	1,441,452	1,441,452
Property and equipment, net	$ 0	$ 0